MINIMUM REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2011
MINIMUM REGULATORY CAPITAL REQUIREMENTS
MINIMUM REGULATORY CAPITAL REQUIREMENTS

12.     MINIMUM REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”).  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Federal savings and loan holding companies are not subject to any regulatory capital requirements by the OCC.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined) to risk-weighted assets (as defined), Tier 1 capital (as defined) to average assets (as defined) and tangible capital (as defined) to tangible assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s category. The Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are also presented in the table.

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2011

Total Capital to Risk Weighted Assets	$20,608	14.2%	$11,611	8.0%	$14,513	10.0%

Tier 1 Capital to Risk Weighted Assets	19,105	13.2	5,805	4.0	8,708	6.0

Tier 1 Capital to Average Assets	19,105	9.6	7,993	4.0	9,991	5.0

Tangible Capital to Tangible Assets	19,105	9.6	2,989	1.5	N/A	N/A

At December 31, 2010

Total Capital to Risk Weighted Assets	$19,564	12.3%	$12,706	8.0%	$15,882	10.0%

Tier 1 Capital to Risk Weighted Assets	17,951	11.3	6,353	4.0	9,529	6.0

Tier 1 Capital to Average Assets	17,951	8.6	8,326	4.0	10,407	5.0

Tangible Capital to Tangible Assets	17,951	8.8	3,074	1.5	N/A	N/A

Other capital restrictions

Federal banking regulations place certain restrictions on dividends paid, stock repurchases and other transactions charged to the capital accounts of the Bank. Capital distributions in the form of dividends paid to the Bank’s stockholder for any one year may not exceed the Bank’s net income for the year to date plus the Bank’s retained net income for the preceding two years.  In addition, dividends paid would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

Periodically, the Office of Thrift Supervision (“OTS”), as the former primary federal regulator of federal savings banks, recommended certain of those institutions take voluntary steps to reduce risk to the institutions and the federal deposit insurance fund. In light of the then-existing economic environment and the Bank’s then-anticipated loan growth, the OTS requested and the Bank’s Board of Directors agreed on October 27, 2008, to certain voluntary constraints on the Bank’s leveraged growth strategy, which constraints have been modified over time. The voluntary constraints are as follows: (1) the Bank will maintain a Tier 1 (core) capital ratio of at least 7.1%; and (2) in the event the Tier 1 (core) capital ratio decreases below 7.5%, the ratio of “high-risk” loans, as defined, to Tier 1 (core) capital would not exceed 450%; the ratio of classified assets to Tier 1 (core) capital (plus the allowance for loan losses) would not exceed 15%; and the ratio of nonperforming assets to total assets would not exceed 1.5%. As of December 31, 2011, the Bank was in compliance with the requested targets. As of December 31, 2011, the Company has approximately $700,000 of cash available to down-stream to the Bank to support its future capital needs. The Bank does not expect these voluntary restrictions to negatively affect its operations.